Benefit Plans (Plan Assets Categories) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 211,921	¥ 202,368	¥ 197,398
Domestic Pension Plans | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		96,469	94,076
Domestic Pension Plans | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	28,124	44,821
Domestic Pension Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		9,309	10,380
Domestic Pension Plans | Pooled Funds Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	14,802	8,576
Domestic Pension Plans | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	24,993	21,101
Domestic Pension Plans | Large-Scale solar power generation business funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		10,542	9,727
Domestic Pension Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		5,899	5,571
Domestic Pension Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		21,783	8,116
Domestic Pension Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		31,094	18,498
Domestic Pension Plans | Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		9,309	10,380
Domestic Pension Plans | Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		2	2
Domestic Pension Plans | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		21,783	8,116
Domestic Pension Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		141,282	149,327
Domestic Pension Plans | Level 2 | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		96,469	94,076
Domestic Pension Plans | Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	28,124	44,821
Domestic Pension Plans | Level 2 | Pooled Funds Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	14,802	8,576
Domestic Pension Plans | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,887	1,854
Domestic Pension Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		39,545	34,543	25,162
Domestic Pension Plans | Level 3 | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	24,993	21,101
Domestic Pension Plans | Level 3 | Large-Scale solar power generation business funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		10,542	9,727
Domestic Pension Plans | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		4,010	3,715
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		35,334	32,912	¥ 36,049
Foreign Pension Plans | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		6,994	5,771
Foreign Pension Plans | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	3,326	2,583
Foreign Pension Plans | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		738	674
Foreign Pension Plans | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,371	1,244
Foreign Pension Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,064	1,119
Foreign Pension Plans | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	20,414	19,749
Foreign Pension Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,314	1,686
Foreign Pension Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		113	86
Foreign Pension Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		11,171	9,114
Foreign Pension Plans | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		6,994	5,771
Foreign Pension Plans | Level 1 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	3,326	2,583
Foreign Pension Plans | Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		738	674
Foreign Pension Plans | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		113	86
Foreign Pension Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		24,163	23,798
Foreign Pension Plans | Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,371	1,244
Foreign Pension Plans | Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,064	1,119
Foreign Pension Plans | Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	20,414	19,749
Foreign Pension Plans | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 1,314	¥ 1,686

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	This category includes private open-ended real estate funds.
[4]	This category includes pooled funds that mainly invest in U.S. equity securities that are listed on securities exchanges.
[5]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.